As filed with the U.S. Securities and Exchange Commission on February 19, 2014

Securities Act File No. 033-13863

Investment Company Act File No. 811-001090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 51	☒
And
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 62	☒

NOMURA PARTNERS FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-535-2726

Nomura Partners Funds, Inc. c/o State Street Bank & Trust 4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116	COPY TO: Nora M. Jordan, Esq. Davis Polk & Wardwell LLP 450 Lexington Avenue New York, New York 10017
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and the State of Maine, on the 19th day of February 2014.

NOMURA PARTNERS FUNDS, INC.

By:	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ RICHARD J. BERTHY	President and Principal Executive Officer	February 19, 2014
Richard J. Berthy

/S/ WILLIAM C. COX	Treasurer and Principal Financial Officer
William C. Cox

/S/ J. DOUGLAS AZAR*	Chairman of the Board of Directors
J. Douglas Azar

/S/ LYNN S. BIRDSONG*	Director
Lynn S. Birdsong

/S/ GREGORY A. BOYKO*	Director
Gregory A. Boyko

/S/ JAMES A. FIRESTONE*	Director
James A. Firestone

* This filing has been signed by each of the persons so indicated by the undersigned Attorney-in-Fact

/S/ JESSE D. HALLEE		February 19, 2014
Jesse D. Hallee

EXHIBIT INDEX

Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase